Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2020-3

Collection Period	12/01/20-12/31/20
Determination Date	1/11/2021
Distribution Date	1/15/2021

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,138,183,026.91
2.	Collections allocable to Principal		$40,893,435.70
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$972,951.09
5.	Pool Balance on the close of the last day of the related Collection Period		$1,096,316,640.12
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		75,793
7.	Initial Pool Balance		$1,358,148,893.81
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$42,034,133.55	$167,746.76
	b. Class A-2a Note Balance	$378,500,000.00	$378,500,000.00
	c. Class A-2b Floating Rate Note Balance	$50,000,000.00	$50,000,000.00
	d. Class A-3 Note Balance	$428,500,000.00	$428,500,000.00
	e. Class A-4 Note Balance	$116,900,000.00	$116,900,000.00
	f. Class B Note Balance	$47,500,000.00	$47,500,000.00
	g. Class C Note Balance	$40,800,000.00	$40,800,000.00
	h. Class D Note Balance	$25,800,000.00	$25,800,000.00
	i. Note Balance (sum a - h)	$1,130,034,133.55	$1,088,167,746.76
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.1604356	0.0006403
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8370623	0.8060502
10.	Overcollateralization Target Amount		$8,148,893.36
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,148,893.36
12.	Weighted Average Coupon		7.86%
13.	Weighted Average Original Term	months	66.44
14.	Weighted Average Remaining Term	months	54.34
15.	1-Month LIBOR for the interest period ending 11/14/2019		0.15863%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/14/2019		0.40863%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,499,168.82
	b. Liquidation Proceeds allocable to Finance Charge		$783.89
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,499,952.71
18.	Principal:
	a. Collections allocable to Principal		$40,893,435.70
	b. Liquidation Proceeds allocable to Principal		$290,753.76
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$41,184,189.46
19.	Total Finance Charge and Principal Collections (17d + 18d)		$48,684,142.17
20.	Interest Income from Collection Account		$352.31
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$48,684,494.48

Available Funds
23.	Available Collections	$48,684,494.48
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$48,684,494.48
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$948,485.86
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$948,485.86
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$10,008.93
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$10,008.93
	e. Class A-2a Monthly Interest	$154,554.17
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$154,554.17
	i. Class A-2b Monthly Interest	$17,593.79
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$17,593.79
	m. Class A-3 Monthly Interest	$221,391.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	221,391.67
	q. Class A-4 Monthly Interest	$75,010.83
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$75,010.83
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$43,145.83
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$43,145.83
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$57,460.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$57,460.00
34.	Tertiary Principal Distributable Amount	$7,917,493.43
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$54,395.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$54,395.00

36.	Quaternary Principal Distributable Amount	$25,800,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$35,299,539.51
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,148,893.36
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,499,952.71
	b. Total Daily Deposits of Principal Collections	$41,184,189.46
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$352.31
	e. Total Deposits to Collection Account (sum a - d)	$48,684,494.48
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$948,485.86
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$42,499,947.01
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$5,236,061.61
	f. Total Withdrawals from Collection Account (sum a - e)	$48,684,494.48
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$10,008.93
	b. Class A-2a Interest Distribution	$154,554.17
	c. Class A-2b Interest Distribution	$17,593.79
	d. Class A-3 Interest Distribution	$221,391.67
	e. Class A-4 Interest Distribution	$75,010.83
	f. Class B Interest Distribution	$43,145.83
	g. Class C Interest Distribution	$57,460.00
	h. Class D Interest Distribution	$54,395.00
	i. Class A-1 Principal Distribution	$41,866,386.79
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$42,499,947.01
46.	Withdrawals
	a. Class A-1 Distribution	$41,876,395.72
	b. Class A-2a Distribution	$154,554.17
	c. Class A-2b Distribution	$17,593.79
	d. Class A-3 Distribution	$221,391.67
	e. Class A-4 Distribution	$75,010.83
	f. Class B Distribution	$43,145.83
	g. Class C Distribution	$57,460.00
	h. Class D Distribution	$54,395.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$42,499,947.01

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$5,236,061.61
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$5,236,061.61
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$13,581,488.94
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$13,581,488.94
51.	Investment Earnings	$115.32
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$13,581,604.26
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$115.32
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$13,581,488.94
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$948,485.86
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$42,499,947.01
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$5,236,061.61
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$115.32
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$41,876,395.72
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$154,554.17
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$17,593.79
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$221,391.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$75,010.83
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$43,145.83
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$57,460.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$54,395.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$5,236,061.61

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,070	$15,953,807.28
	b. 61 to 90 days past due	419	$6,554,928.02
	c. 91 to 120 days past due	100	$1,550,903.63
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,589	$24,059,638.93
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		2.1946%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	62	$972,951.09
77.	Recoveries	45	$291,537.65
78.	Net Losses (Ln 76 - Ln 77)		$681,413.44
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0599%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	177	$2,816,831.31
81.	Recoveries	103	$1,015,538.28
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$1,801,293.03
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.1326%
84.	Average Net Loss on Defaulted Receivables		$10,176.80

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$6,579,758.68
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,138,183,026.91
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.58%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 11, 2021.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer